Segments	12 Months Ended
Jan. 31, 2014
Segment Reporting Information, Profit (Loss) [Abstract]
Segments
Note 14. Segments
The Company is engaged in the operation of retail, wholesale and other units located in the U.S., Africa, Argentina, Brazil, Canada, Central America, Chile, China, India, Japan, Mexico and the United Kingdom. The Company's operations are conducted in three reportable business segments: Walmart U.S., Walmart International and Sam's Club. The Company defines its segments as those operations whose results its chief operating decision maker ("CODM") regularly reviews to analyze performance and allocate resources. The Company sells similar individual products and services in each of its segments. It is impractical to segregate and identify revenues for each of these individual products and services.
The Walmart U.S. segment includes the Company's mass merchant concept in the U.S. operating under the "Walmart" or "Wal-Mart" brands, as well as walmart.com. The Walmart International segment consists of the Company's operations outside of the U.S., including various retail websites. The Sam's Club segment includes the warehouse membership clubs in the U.S., as well as samsclub.com. Corporate and support consists of corporate overhead and other items not allocated to any of the Company's segments.
The Company measures the results of its segments using, among other measures, each segment's net sales and operating income, which includes certain corporate overhead allocations. From time to time, the Company revises the measurement of each segment's operating income, including any corporate overhead allocations, as determined by the information regularly reviewed by its CODM. When the measurement of a segment changes, previous period amounts and balances are reclassified to be comparable to the current period's presentation.
Information for the Company's segments, as well as the reconciliation to income from continuing operations before income taxes, is provided in the following table:

(Amounts in millions)	Walmart U.S.	Walmart International	Sam's Club	Corporate and Support	Consolidated
Fiscal Year Ended January 31, 2014
Net sales	$279,406	$136,513	$57,157	$—	$473,076
Operating income (loss)	22,351	5,454	1,975	(2,908)	26,872
Interest expense, net					(2,216)
Income from continuing operations before income taxes					$24,656
Total assets	$98,745	$85,370	$14,053	$6,583	$204,751
Depreciation and amortization	4,660	2,658	645	907	8,870
Capital Expenditures	6,378	4,463	1,071	1,203	13,115

Fiscal Year Ended January 31, 2013
Net sales	$274,433	$134,748	$56,423	$—	$465,604
Operating income (loss)	21,491	6,617	1,960	(2,343)	27,725
Interest Expense, net					(2,063)
Income from continuing operations before income taxes					$25,662
Total assets	$96,234	$85,695	$13,479	$7,697	$203,105
Depreciation and amortization	4,586	2,605	617	670	8,478
Capital Expenditures	5,994	4,640	868	1,396	12,898

Fiscal Year Ended January 31, 2012
Net sales	$264,186	$125,435	$53,795	$—	$443,416
Operating income (loss)	20,381	6,113	1,844	(1,847)	26,491
Interest Expense, net					(2,159)
Income from continuing operations before income taxes					$24,332
Total assets	$93,143	$81,289	$12,824	$6,150	$193,406
Depreciation and amortization	4,557	2,438	595	540	8,130
Capital Expenditures	6,226	5,274	823	1,187	13,510

Total revenues, consisting of net sales and membership and other income, and long-lived assets, consisting primarily of property and equipment, net, aggregated by the Company's U.S. and non-U.S. operations for fiscal 2014, 2013 and 2012, are as follows:

	Fiscal Years Ended January 31,
(Amounts in millions)	2014	2013	2012
Total revenues
U.S. operations	$338,681	$332,788	$319,800
Non-U.S. operations	137,613	135,863	126,709
Total revenues	$476,294	$468,651	$446,509

Long-lived assets
U.S. operations	$79,644	$77,692	$75,881
Non-U.S. operations	38,263	38,989	36,443
Total long-lived assets	$117,907	$116,681	$112,324
No individual country outside of the U.S. had total revenues or long-lived assets that were material to the consolidated totals. Additionally, the Company did not generate material total revenues from any single customer.